Exhibit 99.1

 Schedule 6 - Data Compare Summary

Data Compare Summary (Total)

Run Date - 8/26/2026 11:28:24 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	1	0.00%	324
Amortization Term	0	1	0.00%	324
Amortization Type	0	1	0.00%	324
Balloon Flag	0	323	0.00%	324
Borrower First Name	0	324	0.00%	324
Borrower FTHB	0	1	0.00%	324
Borrower Last Name	0	324	0.00%	324
Borrower SSN	0	323	0.00%	324
City	0	324	0.00%	324
Decision System	0	1	0.00%	324
Investor: Qualifying Total Debt Ratio	0	324	0.00%	324
Lender	0	323	0.00%	324
Lien Position	0	1	0.00%	324
Note Date	0	1	0.00%	324
Occupancy	0	324	0.00%	324
Original CLTV	0	324	0.00%	324
Original Interest Rate	0	324	0.00%	324
Original Loan Amount	0	324	0.00%	324
Original LTV	0	324	0.00%	324
Originator Loan Designation	0	323	0.00%	324
PITIA Reserves Months	0	118	0.00%	324
Product Description	0	323	0.00%	324
Property Type	0	324	0.00%	324
Purpose	0	324	0.00%	324
Refi Purpose	0	20	0.00%	324
Representative FICO	0	324	0.00%	324
State	0	324	0.00%	324
Street	0	324	0.00%	324
Zip	0	324	0.00%	324
Total	0	6,620	0.00%	324